Condensed Consolidated Statement of Changes in Stockholders' Deficit (Unaudited) (USD $)	Common Stock	Additional Paid-In Capital	Receivables Due From Stockholder	Accumulated other comprehensive loss	Accumulated Deficit	Total
Beginning Balance, Amount at Mar. 10, 2011	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning Balance, Shares at Mar. 10, 2011	0
Issuance of common shares, Shares	1,608,300
Issuance of common shares, Amount	161	24,839	(25,000)			0
Issuance of common shares to founders in connection with the initial capital contribution, Shares	50,000
Issuance of common shares to founders in connection with the initial capital contribution, Amount	5	95				100
Incentive shares granted - employees, Shares	1,758,300
Incentive shares granted - employees, Amount	176	(176)				0
Incentive shares granted- non employees, Shares	381,000
Incentive shares granted- non employees, Amount	38	(38)				0
Incentive shares forfeited - employees, Shares	(45,835)
Incentive shares forfeited - employees, Amount	(5)	5				0
Share based compensation - employees		1,724,967				1,724,967
Share based compensation - non employees		254,332				254,332
Issuance of shares in connection with March 2011 private placement, net of fees of $66,061, Shares	253,750
Issuance of shares in connection with March 2011 private placement, net of fees of $66,061, Amount	25	658,914				658,939
Prior issuance of Series A preferred in connection with March 2011 private placement, net of fees of $1,367, exchanged to common stock, Shares	36,750
Prior issuance of Series A preferred in connection with March 2011 private placement, net of fees of $1,367, exchanged to common stock, Amount	4	103,629				103,633
Loan made to stockholder			(10,000)			10,000
Net loss					(3,268,256)	(3,268,256)
Ending Balance, Amount at Dec. 31, 2011	404	2,766,567	(35,000)	0	(3,268,256)	(536,285)
Ending Balance, Shares at Dec. 31, 2011	4,042,265
Issuance of Series A preferred in connection with January 2012 private placement, net of fees of $61,677 recapitalized into common stock, Shares	326,963
Issuance of Series A preferred in connection with January 2012 private placement, net of fees of $61,677 recapitalized into common stock, Amount	33	1,806,644				1,806,677
Issuance of Series A preferred in connection with May 2012 private placement, net of fees of $12,275, Shares	470,764
Issuance of Series A preferred in connection with May 2012 private placement, net of fees of $12,275, Amount	47	1,668,979				1,669,026
Shares transferred to consultants by founder for services rendered to the Company		4,400,000				4,400,000
Shares transferred to employees by founders for services rendered to the Company		1,375,000				1,375,000
Shares issued in accordance with technology license agreement, Shares	620,000
Shares issued in accordance with technology license agreement, Amount	62	1,549,938				1,550,000
Shares outstanding at time of reverse merger completed on December 12, 2012, Shares	2,585,583
Shares outstanding at time of reverse merger completed on December 12, 2012, Amount	259	1,142				1,401
Incentive shares granted - employees, Shares	866,180
Incentive shares granted - employees, Amount	86	(86)				0
Incentive shares granted- non employees, Shares	87,503
Incentive shares granted- non employees, Amount	9	(9)				0
Incentive shares forfeited - employees, Shares	(46,353)
Incentive shares forfeited - employees, Amount	(5)	5				0
Share based compensation - employees		14,637,850				16,012,850
Share based compensation - non employees		1,997,372				1,997,372
Receivable due from stockholder charged to compensation			407,900			407,900
Loan made to stockholder			(372,900)			372,900
Net loss					(30,343,856)	(30,343,856)
Ending Balance, Amount at Dec. 31, 2012	895	30,203,402	0	0	(33,612,112)	(3,407,815)
Ending Balance, Shares at Dec. 31, 2012	8,952,905
Incentive shares granted - employees, Shares	135,000
Incentive shares granted - employees, Amount	14	(14)
Incentive shares forfeited - employees, Shares	(20,833)
Incentive shares forfeited - employees, Amount	(2)	2
Share based compensation - consultants, Shares	194,000
Share based compensation - consultants, Amount	19	1,282,201				1,282,220
Share based compensation - employees		179,760				179,760
Share based compensation - non employees		567,525				567,525
Incentive shares forfeited - non employees, Shares	(37,500)
Incentive shares forfeited - non employees, Amount	(4)	4
Issuance of common stock in connection with January 2013 private placement at $3.00 per share, net of fees of $0	272,221
Issuance of common stock in connection with January 2013 private placement at $3.00 per share, net of fees of $0	27	816,637				816,664
Issuance of common stock in connection with February 2013 private placement at $3.00 per share, net of fees of $678,986 and registration payment obligation of $360,000	3,045,929
Issuance of common stock in connection with February 2013 private placement at $3.00 per share, net of fees of $678,986 and registration payment obligation of $360,000	305	3,592,891				3,593,196
Issuance of common stock in connection with August 2013 private placement at $4.50 per share, net of fees of $2,811,313 and payment made to February investors for inducement to participate in August financing of $2,238,681 (unaudited)	5,531,401
Issuance of common stock in connection with August 2013 private placement at $4.50 per share, net of fees of $2,811,313 and payment made to February investors for inducement to participate in August financing of $2,238,681 (unaudited)	553	10,639,270				10,639,823
Issuance of common stock in connection with payment made to February investors for inducement to participate in August financing, 271,222 shares at $4.50 per share and 20,685 shares at $5.00 per share (unaudited), shares	291,907
Issuance of common stock in connection with payment made to February investors for inducement to participate in August financing, 271,222 shares at $4.50 per share and 20,685 shares at $5.00 per share (unaudited), value	29	1,323,894				1,323,923
Shares issued on behalf of related party, Shares	6,000
Shares issued on behalf of related party, Amount	1	44,399				44,400
Adjustment to existing shareholder, shares	5,333
Adjustment to existing shareholder (unaudited)	1	(1)
Unrealized loss on marketable securities				(154,834)		(154,834)
Loan made to stockholder						0
Net loss					(20,689,236)	(20,689,236)
Ending Balance, Amount at Sep. 30, 2013	$ 1,838	$ 48,649,970	$ 0	$ (154,834)	$ (54,301,348)	$ (5,804,374)
Ending Balance, Shares at Sep. 30, 2013	18,376,363